Condensed Consolidated Balance Sheets (unaudited) (Parentheticals) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Mar. 12, 2021	Mar. 08, 2021	Mar. 07, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	600,000,000	600,000,000	600,000,000	600,000,000		262,797,235
Common stock, shares issued (in shares)	221,390,799	219,195,971				1,708,476
Common stock, share outstanding (in shares)	221,390,799	219,195,971		217,076,712	76,565,107	1,708,476